Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Parties [Abstract]
RELATED PARTIES

NOTE 8 — RELATED PARTIES

On October 10, 2021, the Company signed an Employment Agreement with Dr, Joseph Sinkule to serve as the Company’s CEO for three years ending on October 9th, 2024. In addition, Mr. Sinkule will serve as a member of the board of directors for a five-year term. Mr. Sinkule’s annual salary will be $240,000 per year and increase to $360,000 per year upon raising a total of five million dollars ($5,000,000) or more in equity and/or debt financing. The Company’s CEO has earned $240,000 for the years ended December 31, 2023 and 2022. In accordance with the agreement, at September 30, 2024 and December 31, 2023, the Company’s CEO is owed $0 and $80,000, respectively.

During November 2022, the Company advanced a shareholder $300,000 as a short-term loan. The loan is non-interest bearing and due by the end of December 2022. The shareholder repaid $50,000 during December 2022 and $250,000 in January 2023 to fully satisfy the advance. At September 30, 2024 and December 31, 2023, the loan balance was $0.

On December 12, 2023, the Company issued a promissory note to a member of management. The promissory note accrued interest at a one-time interest fee of $2,460, which was paid off as of September 30, 2024. The unpaid principal balance was $31,000 and $24,000 at September 30, 2024 and December 31, 2023, respectively.

On August 27, 2024, the Company issued a promissory note to a member of management. The promissory note accrues no interest. The unpaid principal balance was $80,000 and $0 at September 30, 2024 and December 31, 2023, respectively.

On August 27, 2024, the Company issued a promissory note to a member of management. the promissory note accrues no interest. The unpaid principal balance was $20,000 and $0 at September 30, 2024 and December 31, 2023, respectively.

At September 30, 2024 and December 31, 2023, the aggregate related party payable was $151,000 and $159,000, respectively.

NOTE 9 – RELATED PARTIES

On June 8, 2020, the Company signed a Management Consulting Services Agreement with an individual to provide services to the Company. In addition, the individual has been appointed a director and an officer of the Company. The individual is compensated with $10,000 per month. At December 31, 2023, the individual is owed $55,000 under the consulting agreement with the Company.

On October 10, 2021, the Company signed an Employment Agreement with Dr, Joseph Sinkule to serve as the Company’s CEO for three years ending on October 9th 2024. In addition, My Sinkule will serve as a member of the board of directors for a five-year term. Mr. Sinkule’s annual salary will be $240,000 per year and increase to $360,000 per year upon raising a total of five million dollars ($5,000,000) or more in equity and/or debt financing. The Company’s CEO has earned $240,000 for the years ended December 31, 2023 and 2022. At December 31, 2023, the Company’s CEO is owed $80,000 under the agreement.

During November 2022, the Company advanced a shareholder $300,000 as a short-term loan. The loan is non-interest bearing and due by the end of December 2022. The shareholder repaid $50,000 during December 2022 and $250,000 in January 2023 to fully satisfy the advance. At December 31, 2023 and 2022, the loan balance was $-0- and $250,000, respectively and is reported in due from related party in the accompanying consolidated balance sheets.

On December 1, 2023, the Company issued a promissory note to two members of management in the amount of $135,000. The promissory note did not accrue interest. The unpaid principal balance was $135,000 at December 31, 2023.

On December 12, 2023, the Company issued a $24,000 promissory note to a member of the CEO household and not a related party. The promissory note accrued interest at a one-time interest fee of $2,460. The unpaid balance principal and interest balance was $26,460 at December 31, 2023.